Operating leases	12 Months Ended
Mar. 31, 2019
Disclosure of finance lease and operating lease by lessee [abstract]
Disclosure Of Operating Lease By Lessee Explanatory
27. Operating leases

The Company has leased offices and vehicles under various operating lease agreements that are renewable on a periodic basis at the option of both the lessor and the lessee. Rental expense under these leases was Rs.905, Rs.787 and Rs.751 for the years ended March 31, 2019, 2018 and 2017, respectively.

The schedule of future minimum rental payments in respect of non-cancellable operating leases is set out below:

	As of March 31,
	2019		2018		2017
Less than one year	Rs.	405	Rs.	496	Rs.	383
Between one and five years		797		1,144		961
More than five years		89		289		366
	Rs.	1,291	Rs.	1,929	Rs.	1,710